Document and Entity Information Document	Feb. 18, 2021
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 18, 2021
Entity Registrant Name	OPORTUN FINANCIAL CORPORATION
Entity Central Index Key	0001538716
Amendment Flag	false
Entity File Number	001-39050
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	45-3361983
Entity Address, Address Line One	2 Circle Star Way
Entity Address, City or Town	San Carlos,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94070
City Area Code	650
Local Phone Number	810-8823
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.0001 par value per share
Trading Symbol	OPRT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false